Organization and Business Description (Details)	Feb. 14, 2026	Jul. 23, 2024	Apr. 09, 2024	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jul. 04, 2022	Nov. 08, 2019	Oct. 21, 2019 shareholders	Sep. 09, 2019 USD ($)	Sep. 09, 2019 CNY (¥)	May 21, 2018 shareholders	Apr. 25, 2017	Mar. 15, 2017 shareholders	Mar. 08, 2017	Jul. 20, 2015	Jun. 15, 2015 shareholders	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Organization and Business Description [Line Items]
Number of shareholders (in shareholders)								2			3		3			2
Subsidiaries [Member]
Organization and Business Description [Line Items]
Total consideration paid																	$ 300,000	¥ 2,000,000
Hunan Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage									75.00%	75.00%						75.00%
Total consideration paid									$ 14	¥ 100
Percentage of equity interest									75.00%	75.00%						75.00%
Two Unrelated Individual Shareholders [Member]
Organization and Business Description [Line Items]
Ownership percentage																25.00%
Percentage of equity interest																25.00%
Nanjing Suyun [Member]
Organization and Business Description [Line Items]
Ownership percentage														70.00%
Percentage of equity interest														70.00%
Nanjing Suyun [Member] | Shareholder [Member]
Organization and Business Description [Line Items]
Ownership percentage														30.00%
Percentage of equity interest														30.00%
Huaxia MOOC [Member]
Organization and Business Description [Line Items]
Ownership percentage				20.00%	20.00%								51.00%
Total consideration paid				$ 100,388	¥ 714,984
Percentage of equity interest				20.00%	20.00%								51.00%
Huaxia MOOC [Member] | Minimum [Member]
Organization and Business Description [Line Items]
Ownership percentage				51.00%	51.00%
Percentage of equity interest				51.00%	51.00%
Huaxia MOOC [Member] | Maximum [Member]
Organization and Business Description [Line Items]
Ownership percentage				71.00%	71.00%
Percentage of equity interest				71.00%	71.00%
Three Unrelated Individual Shareholder [Member]
Organization and Business Description [Line Items]
Ownership percentage													49.00%
Percentage of equity interest													49.00%
Guizhou Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage												51.00%
Percentage of equity interest												51.00%
Guizhou Huafu [Member] | Third Party [Member]
Organization and Business Description [Line Items]
Ownership percentage												49.00%
Percentage of equity interest												49.00%
Fuzhou Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage											65.00%
Percentage of equity interest											65.00%
Fuzhou Huafu [Member] | Individual Shareholders One [Member]
Organization and Business Description [Line Items]
Ownership percentage											25.00%
Percentage of equity interest											25.00%
Fuzhou Huafu [Member] | Individual Shareholders Two [Member]
Organization and Business Description [Line Items]
Ownership percentage											6.00%
Percentage of equity interest											6.00%
Fuzhou Huafu [Member] | Individual Shareholders Three [Member]
Organization and Business Description [Line Items]
Ownership percentage											4.00%
Percentage of equity interest											4.00%
Guangzhou Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage								60.00%
Percentage of equity interest								60.00%
Individual Shareholders Two [Member]
Organization and Business Description [Line Items]
Ownership percentage								40.00%
Percentage of equity interest								40.00%
Chongqing Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage						55.00%
Percentage of equity interest						55.00%
Third Party Company [Member]
Organization and Business Description [Line Items]
Ownership percentage						45.00%
Percentage of equity interest						45.00%
Gansu Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage			60.00%
Percentage of equity interest			60.00%
Individual Shareholders One [Member]
Organization and Business Description [Line Items]
Ownership percentage			40.00%
Percentage of equity interest			40.00%
Hangzhou Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage	80.00%
Percentage of equity interest	80.00%
Hangzhou Huafu [Member] | Individual Shareholders Two [Member]
Organization and Business Description [Line Items]
Ownership percentage	20.00%
Percentage of equity interest	20.00%
Wah Fu Education Group Ltd. [Member] | Beijing Huaxia Dadi Distance Learning Services Co., Ltd. [Member]
Organization and Business Description [Line Items]
Ownership percentage																	100.00%	100.00%
Percentage of equity interest																	100.00%	100.00%
Shanghai Xin Fu [Member]
Organization and Business Description [Line Items]
Ownership percentage															100.00%
Percentage of equity interest															100.00%
Digital Information [Member] | Sichuan Huafu [Member]
Organization and Business Description [Line Items]
Ownership percentage							100.00%
Percentage of equity interest							100.00%
Distance Learning [Member] | Zhihui Xinyu [Member]
Organization and Business Description [Line Items]
Ownership percentage		100.00%
Percentage of equity interest		100.00%